Fair Value Measurements (Details) $ in Thousands, ₪ in Millions	Dec. 31, 2024	Jul. 31, 2024 USD ($)	Jul. 31, 2024 ILS (₪)
Fair Value Measurement [Line Items]
Total liability		$ 750	₪ 0.7
Fair value yield rate	0.91%